GOODWILL (Details) - Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in goodwil
Beginning balance	$ 132,894	$ 107,677
Acquired through business combinations	19,789	25,640
Foreign exchange	(849)	(423)
Ending balance	$ 151,834	$ 132,894